Employee Benefit Plan	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Employee Benefit Plan
Employee Benefit Plan
The Company maintains a 401(k) retirement and savings plan (the "401(k) Plan") covering all employees. The 401(k) Plan allows employees to make pre-tax contributions up to the maximum allowable amount set by the Internal Revenue Service. Under the 401(k) Plan, we may make discretionary contributions as approved by our board of directors. During the years ended December 31, 2017, 2016, and 2015, we made contributions to the 401(k) Plan of $0.3 million, $0.4 million, and $0.3 million, respectively.